LOANS - Loan repaid schedule (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Loan repaid according to the schedule
2023	¥ 1,259,065	$ 182,547
2024	322,758	46,796
2025	81,500	11,816
2026	61,125	8,862
Total long term debt	¥ 1,724,448	$ 250,021